RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Aug. 28, 2021	Jul. 31, 2024	Jul. 31, 2023
Related Party Transaction [Line Items]
Due from related party		$ 0	$ 54,134
Management compensation expenses		232,800	120,000
Office Space Sharing Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses		0	16,580
Additional paid-in capital		$ 0	16,580
RQS Capital [Member]
Related Party Transaction [Line Items]
Due from related party			$ 54,134
Shufang Gao [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage	60.00%
Ying Deng [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage	30.00%